Investment In Equity Accounted Associates - LEVELAPP Ltd (Details) - LEVELAPP Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 23, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Purchase Price Per Share	$ 1
Share of losses reflected in condensed consolidated statement of profit or loss		$ 0	$ (312)